Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Capitalized lease rights	$ 40.2	$ 46.2
Amortization expense	1.2	1.2
Estimated amortization expense for 2015	1.5
Estimated amortization expense for 2016	1.5
Estimated amortization expense for 2017	1.5
Estimated amortization expense for 2018	1.5
Estimated amortization expense for 2019	$ 1.5
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	39 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	47 years